Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Automotive Consumer Computer and Communication Infrastructure [Member]	Dec. 31, 2009 Automotive Consumer Computer and Communication Infrastructure [Member]	Dec. 31, 2011 Wireless Sector [Member]	Dec. 31, 2010 Wireless Sector [Member]	Dec. 31, 2011 Analog, MEMS and Microcontrollers Rollers [Member]	Dec. 31, 2010 Analog, MEMS and Microcontrollers Rollers [Member]
Changes in the carrying amount of goodwill
Goodwill, Beginning Balance	$ 1,054	$ 1,071	$ 43	$ 43	$ 923	$ 936	$ 88	$ 92
Business Combinations	10	1	10					1
Decrease in goodwill due to a release of contingent consideration liability booked initially under FAS141		(6)				(6)
Foreign currency translation	(5)	(12)			(2)	(7)	(3)	(5)
Goodwill, Ending Balance	$ 1,059	$ 1,054	$ 53	$ 43	$ 921	$ 923	$ 85	$ 88